ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	March 31, 2016	December 31, 2015
Accrued compensation and benefits	$2,204	$2,134
Accrued research and development	147	152
Accrued other	212	146
Total accrued expenses	$2,563	$2,432

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2015	2014

Accrued compensation and benefits	$2,134	$1,108
Accrued research and development	152	163
Accrued other	146	167
Total accrued expenses	$2,432	$1,438